Related Parties (Tables)	12 Months Ended
Dec. 31, 2024
Related Parties [Abstract]
Schedule of Shareholders and Other Related Parties’ Benefits	Shareholders and other related parties’ benefits
	December 31, 2024	December 31, 2023	December 31, 2022
Salary and related expenses – officers and directors	1,710	1,761	1,923
Share based payment – officers and directors	1,376	1,009	3,745
Balances with related parties
Name	Nature of transaction	December 31, 2024	December 31, 2023
Officers	Salaries and related	(381)	(314)
Directors	Compensation for directors	(40)	(40)